Performance Management	Apr. 30, 2026
Driehaus Emerging Markets Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.
Bar Chart [Heading]	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 22.42% (quarter ended 6/30/20) and the lowest return for a quarter was -21.15% (quarter ended 3/31/20).

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance as well as an additional index with characteristics relevant to the Fund. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

After-tax returns are shown only for Investor Shares and after-tax returns for Institutional Shares will vary from Investor Shares. For periods prior to the inception of the Institutional Share class on July 17, 2017, the performance shown for the Institutional Shares is based on the historical performance of the Fund’s Investor Shares. Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio and would differ only to the extent that the shares do not have the same expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Shares and after-tax returns for Institutional Shares will vary from Investor Shares.
Performance Availability Website Address [Text]	www.driehaus.com/performance
Performance Availability Phone [Text]	1-800-560-6111
Driehaus Emerging Markets Growth Fund | Investor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	22.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(21.15%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Driehaus Emerging Markets Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund has varied over time.
Bar Chart [Heading]	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 32.14% (quarter ended 6/30/20) and the lowest return for a quarter was -22.32% (quarter ended 3/31/20).

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance as well as additional indices with characteristics relevant to the Fund. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.driehaus.com/performance
Performance Availability Phone [Text]	1-800-560-6111
Driehaus Emerging Markets Small Cap Growth Fund | Driehaus Emerging Markets Small Cap Growth Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	32.14%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(22.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Driehaus Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. Performance information prior to April 30, 2023, reflects time periods when the Fund (i) had an investment policy to invest at least 80% of its net assets in emerging markets securities and (ii) had an investment objective of maximizing total return. The Fund’s investment policies and strategies changed on April 30, 2023. The following bar chart shows how the performance of the Fund has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. Performance information prior to April 30, 2023, reflects time periods when the Fund (i) had an investment policy to invest at least 80% of its net assets in emerging markets securities and (ii) had an investment objective of maximizing total return. The Fund’s investment policies and strategies changed on April 30, 2023. The following bar chart shows how the performance of the Fund has varied over time.
Bar Chart [Heading]	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 23.93% (quarter ended 6/30/20) and the lowest return for a quarter was -18.09% (quarter ended 3/31/20).

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.driehaus.com/performance
Performance Availability Phone [Text]	1-800-560-6111
Driehaus Global Fund | Driehaus Global Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	23.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(18.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Driehaus International Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund has varied over time.
Bar Chart [Heading]	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 27.52% (quarter ended 6/30/20) and the lowest return for a quarter was -25.38% (quarter ended 3/31/20).

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance as well as an additional index with characteristics relevant to the Fund. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.driehaus.com/performance
Performance Availability Phone [Text]	1-800-560-6111
Driehaus International Small Cap Growth Fund | Driehaus International Small Cap Growth Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	27.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(25.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Driehaus International Developed Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 16.27% (quarter ended 6/30/25) and the lowest return for a quarter was 1.15% (quarter ended 9/30/25).

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance as well as an additional index with characteristics relevant to the Fund. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.driehaus.com/performance
Performance Availability Phone [Text]	1-800-560-6111
Driehaus International Developed Equity Fund | Driehaus International Developed Equity Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	16.27%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	1.15%
Lowest Quarterly Return, Date	Sep. 30, 2025
Driehaus Micro Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund has varied over time.
Bar Chart [Heading]	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 54.83% (quarter ended 6/30/20) and the lowest return for a quarter was -24.09% (quarter ended 3/31/20).

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance, as well as an additional index with characteristics relevant to the Fund. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.driehaus.com/performance
Performance Availability Phone [Text]	1-800-560-6111
Driehaus Micro Cap Growth Fund | Driehaus Micro Cap Growth Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	54.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(24.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Driehaus Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

The Fund’s performance shown includes the performance of Driehaus Institutional Small Cap, L.P. (the “Predecessor Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Fund succeeded to the assets of the Predecessor Partnership, Driehaus Small Cap Investors, L.P., Driehaus Institutional Small Cap Recovery Fund, L.P. and Driehaus Small Cap Recovery Fund, L.P., (together, the “Limited Partnerships”), which were managed by the same investment team with substantially the same investment objective, policies and philosophies as the Fund. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The performance of the Predecessor Partnership is shown here because it has been in operation the longest. The Fund succeeded to the Limited Partnerships’ assets on August 21, 2017. The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Partnership’s performance has not been restated to reflect estimated expenses applicable to each class of shares of the Fund. Accordingly, future Fund performance may be different than the Predecessor Partnership’s past performance. After-tax performance returns are not included for the Predecessor Partnership.

The Predecessor Partnership was not a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and therefore did not distribute current or accumulated earnings and profits and was not subject to the diversification and source of income requirements applicable to regulated investment companies.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.
Bar Chart [Heading]	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 43.51% (quarter ended 6/30/20) and the lowest return for a quarter was -23.62% (quarter ended 12/31/18).

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance as well as an additional index with characteristics relevant to the Fund. After tax returns are shown only for Investor Shares and after tax returns for Institutional Shares will vary from Investor Shares. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Investor Shares and after tax returns for Institutional Shares will vary from Investor Shares.
Performance Availability Website Address [Text]	www.driehaus.com/performance
Performance Availability Phone [Text]	1-800-560-6111
Driehaus Small Cap Growth Fund | Investor Share Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	43.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(23.62%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Driehaus Small/Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund has varied over time.
Bar Chart [Heading]	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 18.02% (quarter ended 3/31/24) and the lowest return for a quarter was -19.72% (quarter ended 6/30/22).

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, as compared with a broad measure of market performance as well as an additional index with characteristics relevant to the Fund. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.driehaus.com/performance
Performance Availability Phone [Text]	1-800-560-6111
Driehaus Small/Mid Cap Growth Fund | Driehaus Small/Mid Cap Growth Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	18.02%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(19.72%)
Lowest Quarterly Return, Date	Jun. 30, 2022